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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21425

                       Pioneer Series Trust I
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments  8/31/11

 Shares

 Value

 COMMON STOCKS - 98.8%

 Energy - 7.9%

 Oil & Gas Drilling - 0.9%

 85,224

 Ensco Plc

 $

 4,112,910

 Oil & Gas Equipment And Services - 3.0%

 145,692

 Basic Energy Services, Inc. *

 $

 3,184,827

 75,000

 Cameron International Corp. *

 3,897,000

 220,000

 Key Energy Services, Inc. *

 3,165,800

 52,000

 Oil State International, Inc. *

 3,436,160

 $

 13,683,787

 Oil & Gas Exploration & Production - 4.0%

 165,000

 Brigham Exploration Co. *

 $

 4,801,500

 45,000

 Cabot Oil & Gas Corp.

 3,413,700

 105,800

 EQT Corp.

 6,328,956

 90,100

 Southwestern Energy Co. *

 3,419,295

 $

 17,963,451

 Total Energy

 $

 35,760,148

 Materials - 8.0%

 Diversified Chemical - 1.5%

 90,000

 Cabot Corp.

 $

 3,098,700

 213,000

 Solutia, Inc. *

 3,701,940

 $

 6,800,640

 Fertilizers & Agricultural Chemicals - 1.6%

 40,500

 CF Industries Holdings, Inc.

 $

 7,404,210

 Industrial Gases - 0.8%

 55,000

 Airgas, Inc.

 $

 3,568,400

 Metal & Glass Containers - 0.7%

 89,000

 Ball Corp.

 $

 3,196,880

 Paper Packaging - 0.9%

 163,900

 Packaging Corp. of America

 $

 4,154,865

 Specialty Chemicals - 2.2%

 63,700

 Celanese Corp.

 $

 2,994,537

 126,000

 Ecolab, Inc. (b)

 6,753,600

 $

 9,748,137

 Steel - 0.3%

 16,500

 Cliffs Natural Resources, Inc.

 $

 1,367,025

 Total Materials

 $

 36,240,157

 Capital Goods - 8.7%

 Aerospace & Defense - 3.4%

 184,500

 BE Aerospace, Inc. *

 $

 6,426,135

 142,300

 DigitalGlobe, Inc. *

 3,224,518

 174,700

 Hexcel Corp. *

 4,012,859

 105,000

 Spirit Aerosystems Holdings, Inc. *

 1,761,900

 $

 15,425,412

 Construction & Engineering - 0.8%

 127,400

 KBR Inc.

 $

 3,828,370

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 22,600

 Cummins, Inc.

 $

 2,099,992

 Electrical Component & Equipment - 1.4%

 60,000

 Polypore International, Inc. * (b)

 $

 3,700,200

 45,000

 Rockwell International Corp.

 2,885,850

 $

 6,586,050

 Industrial Machinery - 2.6%

 70,000

 Crane Co.

 $

 2,957,500

 29,500

 Dover Corp.

 1,696,840

 110,000

 Ingersoll-Rand Plc.

 3,686,100

 57,073

 SPX Corp.

 3,246,883

 $

 11,587,323

 Total Capital Goods

 $

 39,527,147

 Commercial Services & Supplies - 4.1%

 Research & Consulting Services - 4.1%

 70,000

 Acacia Research Corp. *

 $

 3,059,000

 98,960

 CoStar Group, Inc. * (b)

 5,064,773

 67,900

 IHS, Inc. *

 5,268,361

 176,000

 Nielsen Holdings BV *

 5,220,160

 $

 18,612,294

 Total Commercial Services & Supplies

 $

 18,612,294

 Transportation - 2.0%

 Airlines - 0.9%

 55,000

 Copa Holdings SA

 $

 3,801,600

 Railroads - 1.1%

 93,500

 Kansas City Southern Industries, Inc. *

 $

 5,063,960

 Total Transportation

 $

 8,865,560

 Automobiles & Components - 2.8%

 Auto Parts & Equipment - 1.9%

 142,600

 Gentex Corp. (b)

 $

 3,699,757

 96,000

 Lear Corp.

 4,586,880

 $

 8,286,637

 Motorcycle Manufacturers - 0.9%

 109,000

 Harley-Davidson, Inc.

 $

 4,213,940

 Total Automobiles & Components

 $

 12,500,577

 Consumer Durables & Apparel - 1.1%

 Housewares & Specialties - 1.1%

 72,000

 Tupperware Brands Corp.

 $

 4,788,000

 Total Consumer Durables & Apparel

 $

 4,788,000

 Consumer Services - 4.8%

 Hotels, Resorts & Cruise Lines - 2.5%

 100,000

 7 Days Group Holding Ltd. *

 $

 1,878,000

 111,000

 Royal Caribbean Cruises Ltd. * (b)

 2,881,560

 76,800

 Wyndham Worldwide Corp.

 2,494,464

 26,000

 Wynn Resorts Ltd.

 4,022,720

 $

 11,276,744

 Restaurants - 2.3%

 18,000

 Chipotle Mexican Grill, Inc. * (b)

 $

 5,640,660

 87,000

 Yum! Brands, Inc.

 4,730,190

 $

 10,370,850

 Total Consumer Services

 $

 21,647,594

 Media - 2.1%

 Movies & Entertainment - 1.5%

 225,000

 Cinemark Holdings, Inc.

 $

 4,713,750

 120,000

 Imax Corp. * (b)

 2,103,600

 $

 6,817,350

 Publishing - 0.6%

 61,000

 McGraw-Hill Co., Inc.

 $

 2,568,710

 Total Media

 $

 9,386,060

 Retailing - 9.4%

 Apparel Retail - 3.4%

 140,400

 Guess?, Inc.

 $

 4,789,044

 70,700

 Ross Stores, Inc.

 5,410,318

 50,000

 TJX Companies, Inc.

 2,731,000

 95,800

 Urban Outfitters, Inc. *

 2,507,565

 $

 15,437,927

 Distributors - 2.0%

 350,000

 LKQ Corp. *

 $

 8,960,000

 General Merchandise Stores - 1.9%

 90,000

 Dollar Tree Stores Inc. *

 $

 6,427,800

 44,800

 Family Dollar Stores, Inc.

 2,391,872

 $

 8,819,672

 Internet Retail - 0.7%

 5,500

 Priceline.com, Inc. *

 $

 2,954,930

 Specialty Stores - 1.4%

 102,000

 Tractor Supply Co.

 $

 6,259,740

 Total Retailing

 $

 42,432,269

 Food & Drug Retailing - 1.4%

 Food Retail - 1.4%

 95,000

 Whole Foods Market Inc. *

 $

 6,273,800

 Total Food & Drug Retailing

 $

 6,273,800

 Food Beverage & Tobacco - 3.4%

 Packaged Foods & Meats - 1.7%

 33,000

 Green Mountain Coffee Roasters Inc. * (b)

 $

 3,456,420

 60,000

 Mead Johnson Nutrition Co. *

 4,275,000

 $

 7,731,420

 Soft Drinks - 1.7%

 111,700

 Fomento Economico Mexicano SA de C.V.

 $

 7,698,364

 Total Food Beverage & Tobacco

 $

 15,429,784

 Household & Personal Products - 1.5%

 Personal Products - 1.5%

 118,000

 Herbalife Ltd.

 $

 6,584,400

 Total Household & Personal Products

 $

 6,584,400

 Health Care Equipment & Services - 8.0%

 Health Care Distributors - 1.1%

 113,300

 Cardinal Health, Inc.

 $

 4,815,250

 Health Care Equipment - 3.4%

 140,000

 Abiomed, Inc. *

 $

 1,741,600

 178,000

 DexCom, Inc. *

 2,141,340

 36,050

 HeartWare International, Inc. * (b)

 2,264,301

 339,600

 Hologic, Inc. *

 5,650,944

 9,700

 Surgical Intuitive, Inc. *

 3,699,095

 $

 15,497,280

 Health Care Services - 0.8%

 40,000

 DaVita, Inc. *

 $

 2,943,200

 6,678

 Mednax, Inc. *

 436,140

 $

 3,379,340

 Health Care Supplies - 1.5%

 356,000

 Align Technology, Inc. * (b)

 $

 6,799,600

 Health Care Technology - 0.6%

 80,000

 WebMD Health Corp. *

 $

 2,827,200

 Managed Health Care - 0.6%

 70,000

 Healthspring, Inc. *

 $

 2,732,800

 Total Health Care Equipment & Services

 $

 36,051,470

 Pharmaceuticals & Biotechnology - 7.5%

 Biotechnology - 3.9%

 270,000

 Amarin Corp Plc *

 $

 3,105,000

 270,000

 Cubist Pharmaceuticals Inc. * (b)

 9,366,300

 11,500

 Pharmasset, Inc. *

 1,512,595

 23,000

 Regeneron Pharmaceuticals, Inc. * (b)

 1,357,690

 51,000

 Vertex Pharmaceuticals Inc. *

 2,308,770

 $

 17,650,355

 Life Sciences Tools & Services - 0.3%

 44,000

 Agilent Technologies Inc. *

 $

 1,622,280

 Pharmaceuticals - 3.3%

 38,600

 Allergan, Inc.

 $

 3,157,866

 216,500

 Cardiome Pharma Corp. * (b)

 831,360

 80,900

 Hospira, Inc. *

 3,737,580

 181,000

 Mylan, Inc. *

 3,755,750

 110,000

 Salix Pharmaceuticals, Ltd. *

 3,349,500

 $

 14,832,056

 Total Pharmaceuticals & Biotechnology

 $

 34,104,691

 Diversified Financials - 0.6%

 Asset Management & Custody Banks - 0.6%

 153,300

 Invesco Ltd.

 $

 2,805,390

 Total Diversified Financials

 $

 2,805,390

 Insurance - 0.9%

 Property & Casualty Insurance - 0.9%

 145,576

 Axis Capital Holdings Ltd.

 $

 4,172,208

 Total Insurance

 $

 4,172,208

 Real Estate - 1.4%

 Real Estate Services - 0.7%

 43,800

 Jones Lang LaSalle, Inc.

 $

 2,930,658

 Residential Real Estate Investment Trust - 0.7%

 85,000

 American Campus Communities, Inc.

 $

 3,315,850

 Total Real Estate

 $

 6,246,508

 Software & Services - 12.4%

 Application Software - 6.6%

 68,800

 Ansys Inc. *

 $

 3,713,824

 75,000

 Autodesk, Inc. *

 2,115,000

 38,700

 Citrix Systems, Inc. *

 2,338,641

 325,000

 Compuware Corp. *

 2,749,500

 71,700

 Intuit, Inc. *

 3,536,961

 150,000

 RealPage, Inc. *

 3,123,000

 411,713

 SS&C Technologies Holdings, Inc. *

 6,789,147

 100,000

 SuccessFactors, Inc. *

 2,336,000

 137,400

 TIBCO Software, Inc. *

 3,075,012

 $

 29,777,085

 Data Processing & Outsourced Services - 1.6%

 31,300

 Alliance Data Systems Corp. * (b)

 $

 2,923,733

 13,100

 MasterCard, Inc.

 4,319,201

 $

 7,242,934

 Internet Software & Services - 1.1%

 9,500

 Google Inc. *

 $

 5,139,120

 It Consulting & Other Services - 0.8%

 26,800

 Cognizant Tech Solutions Corp. *

 $

 1,700,460

 40,000

 Teradata Corp. *

 2,094,400

 $

 3,794,860

 Systems Software - 2.3%

 170,000

 Fortinet, Inc. *

 $

 3,252,100

 90,000

 Red Hat, Inc. *

 3,558,600

 69,100

 Rovi Corp. * (b)

 3,378,299

 $

 10,188,999

 Total Software & Services

 $

 56,142,998

 Technology Hardware & Equipment - 5.6%

 Communications Equipment - 1.4%

 100,000

 Finisar Corp. *

 $

 1,846,000

 110,000

 Juniper Networks, Inc. *

 2,302,300

 81,000

 Riverbed Technology, Inc. *

 2,007,180

 $

 6,155,480

 Computer Hardware - 1.5%

 17,900

 Apple Inc. *

 $

 6,888,457

 Computer Storage & Peripherals - 1.5%

 223,000

 EMC Corp. *

 $

 5,037,570

 320,000

 OCZ Technology Group, Inc. * (b)

 1,814,400

 $

 6,851,970

 Technology Distributors - 1.2%

 172,800

 Arrow Electronics, Inc. *

 $

 5,391,360

 Total Technology Hardware & Equipment

 $

 25,287,267

 Semiconductors - 4.7%

 Semiconductor Equipment - 0.5%

 61,100

 ASM Lithography Holdings NV

 $

 2,154,997

 Semiconductors - 4.2%

 90,000

 Altera Corp.

 $

 3,275,100

 115,000

 Broadcom Corp. *

 4,099,750

 398,400

 Entropic Communications, Inc. * (b)

 1,788,816

 139,000

 Netlogic Microsystems, Inc. *

 4,172,780

 915,000

 PMC - Sierra Inc. * (b)

 5,572,350

 $

 18,908,796

 Total Semiconductors

 $

 21,063,793

 Utilities - 0.7%

 Multi-Utilities - 0.7%

 100,000

 Ameren Corp.

 $

 3,026,000

 Total Utilities

 $

 3,026,000

 TOTAL COMMON STOCKS

 (Cost  $386,363,580)

 $

 446,948,115

 Principal

 TEMPORARY CASH INVESTMENTS - 10.8%

  Value

 Amount ($)

 Securities Lending Collateral  - 10.8% (c)

 Certificates of Deposit:

 1,433,411

 Bank of America NA, 0.19%, 9/2/11

 $

 1,433,411

 1,433,411

 Bank of Montreal Chicago, 0.18%, 10/20/11

 1,433,411

 286,682

 Bank of Nova Scotia, 0.26%, 9/29/11

 286,682

 1,146,729

 Bank of Nova Scotia, 0.32%, 6/11/12

 1,146,729

 1,433,411

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 1,433,411

 1,433,264

 DnB NOR Bank ASA NY, 0.22%, 11/14/11

 1,433,264

 716,698

 National Australia Bank NY, 0.27%, 10/19/11

 716,698

 1,576,950

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 1,576,950

 860,047

 Royal Bank of Canada NY, 0.33%, 12/2/11

 860,047

 1,433,466

 Skandinav Enskilda Bank NY, 0.33%, 12/6/11

 1,433,466

 1,433,411

 Westpac Banking Corp. NY, 0.33%, 12/6/11

 1,433,411

 $

 13,187,480

 Commercial Paper:

 859,987

 ABTPP, 0.10%, 9/26/11

 $

 859,987

 573,365

 American Honda Finance, 0.30%, 1/11/12

 573,365

 860,029

 Australia & New Zealand Banking Group, 0.15%, 9/6/11

 860,029

 1,433,345

 CHARFD, 0.14%, 9/13/11

 1,433,345

 860,023

 CHARFD, 0.14%, 9/8/11

 860,023

 657,932

 Federal Farm Credit Bank, 0.18%, 8/20/12

 657,932

 1,032,048

 General Electric Capital Corp., 0.37%, 4/10/12

 1,032,048

 143,233

 General Electric Capital Corp., 0.42%, 7/27/12

 143,233

 157,744

 General Electric Capital Corp., 0.48%, 11/21/11

 157,744

 544,668

 JDCCPP, 0.10%, 9/20/11

 544,668

 1,290,070

 JPMorgan Chase & Co., 0.28%, 7/17/12

 1,290,070

 716,585

 NABPP, 0.19%, 10/3/11

 716,585

 1,289,321

 NESCAP, 0.19%, 12/20/11

 1,289,321

 1,145,570

 NORDNA, 0.28%, 1/9/12

 1,145,570

 918,870

 OLDLLC, 0.17%, 10/5/11

 918,870

 429,950

 OLDLLC, 0.17%, 10/711

 429,950

 1,146,448

 PGPP, 0.14%, 11/3/11

 1,146,448

 716,706

 Royal Bank of Canada NY, 0.30%, 8/17/12

 716,706

 716,706

 SANCPU, 0.64%, 9/1/11

 716,706

 859,848

 Sanofi Aventis, 0.17%, 10/20/11

 859,848

 573,365

 SOCNAM, 0.22%, 9/1/11

 573,365

 1,433,411

 Svenska Handelsbanken, 0.29%, 6/29/12

 1,433,411

 716,691

 TBLLC, 0.12%, 9/7/11

 716,691

 768,561

 TBLLC, 0.17%, 10/12/11

 768,561

 574,098

 TBLLC, 0.18%, 10/5/11

 574,098

 1,433,411

 Toyota Motor Credit Corp., 0.33%, 9/8/11

 1,433,411

 716,524

 VARFUN, 0.19%, 10/19/11

 716,524

 573,422

 Wachovia, 0.38%, 10/15/11

 573,422

 430,271

 Wachovia, 0.40%, 3/1/12

 430,271

 286,793

 Wells Fargo & Co., 0.34%, 1/24/12

 286,793

 573,360

 WMT, 0.08%, 9/7/11

 573,360

 $

 24,432,355

 Tri-party Repurchase Agreements:

 1,302,856

 BNP Paribas, Inc., 0.06%, 9/1/11

 $

 1,302,856

 5,446,792

 RBS Securities, Inc., 0.06%, 9/1/11

 5,446,792

 $

 6,749,648

 Shares

 Money Market Mutual Funds:

 2,150,117

 Dreyfus Preferred Money Market Fund

 $

 2,150,117

 2,150,117

 Fidelity Prime Money Market Fund

 2,150,117

 $

 4,300,234

 Total Securities Lending Collateral

 $

 48,669,717

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $48,669,717)

 $

 48,669,717

 TOTAL INVESTMENT IN SECURITIES - 109.6%

 (Cost  $435,033,297) (a)

 $

 495,617,832

 OTHER ASSETS AND LIABILITIES - (9.6) %

 $

 (43,308,035)

 TOTAL NET ASSETS - 100.0%

 $

 452,309,797

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At August 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $438,471,604 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 64,247,667

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (7,101,439)

 Net unrealized gain

 $

 57,146,228

 (b)

 At August 31, 2011, the following securities were out on loan:

 Shares

 Security

 Value

             7,800

 Align Technology, Inc. *

 $

 148,980

           25,158

 Alliance Data Systems Corp. *

 2,350,009

         149,300

 Cardiome Pharma Corp. *

 573,312

           16,900

 Chipotle Mexican Grill, Inc. *

 5,295,953

           61,000

 CoStar Group, Inc. *

 3,121,980

           26,900

 Cubist Pharmaceuticals Inc. *

 933,161

         123,000

 Ecolab, Inc.

 6,592,800

         274,200

 Entropic Communications, Inc. *

 1,231,158

           54,900

 Gentex Corp.

 1,424,381

           32,650

 Green Mountain Coffee Roasters Inc. *

 3,419,761

           35,450

 HeartWare International, Inc. *

 2,226,615

         118,800

 Imax Corp. *

 2,082,564

         316,800

 OCZ Technology Group, Inc. *

 1,796,256

         891,500

 PMC - Sierra Inc. *

 5,429,235

           48,500

 Polypore International, Inc. *

 2,990,995

           22,770

 Regeneron Pharmaceuticals, Inc. *

 1,344,113

           65,000

 Rovi Corp. *

 3,177,850

         109,800

 Royal Caribbean Cruises Ltd. *

 2,859,192

 Total

 $

 46,998,315

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $           446,948,115

  $                                   -

  $                     -

  $  446,948,115

 Temporary Cash Investments

                                -

                        44,369,483

                         -

        44,369,483

 Money Market Mutual Funds

                   4,300,234

                                       -

                         -

          4,300,234

 Total

  $           451,248,349

  $                    44,369,483

  $                     -

  $  495,617,832

 Pioneer Oakridge Large Cap Growth Fund

 Schedule of Investments  8/31/11

 Shares

 Value

 COMMON STOCKS - 97.4%

 Energy - 11.1%

 Integrated Oil & Gas - 2.4%

 26,980

 Occidental Petroleum Corp.

 $

 2,340,245

 Oil & Gas Equipment And Services - 3.5%

 36,440

 Halliburton Co. *

 $

 1,616,843

 21,425

 Schlumberger Ltd.

 1,673,721

 $

 3,290,564

 Oil & Gas Exploration & Production - 5.2%

 26,055

 Concho Resources, Inc. *

 $

 2,265,482

 82,640

 Denbury Resources Inc. *

 1,318,108

 34,760

 Southwestern Energy Co. *

 1,319,142

 $

 4,902,732

 Total Energy

 $

 10,533,541

 Materials - 2.2%

 Industrial Gases - 2.2%

 21,370

 Praxair, Inc.

 $

 2,104,731

 Total Materials

 $

 2,104,731

 Capital Goods - 12.1%

 Aerospace & Defense - 4.8%

 14,440

 Precision Castparts Corp.

 $

 2,365,994

 29,480

 United Technologies Corp.

 2,188,890

 $

 4,554,884

 Electrical Component & Equipment - 2.0%

 48,200

 AMETEK, Inc.

 $

 1,883,656

 Industrial Conglomerates - 2.8%

 57,385

 Danaher Corp.

 $

 2,628,807

 Industrial Machinery - 2.5%

 50,130

 Illinois Tool Works, Inc.

 $

 2,333,050

 Total Capital Goods

 $

 11,400,397

 Automobiles & Components - 2.4%

 Auto Parts & Equipment - 2.4%

 71,895

 Johnson Controls, Inc.

 $

 2,292,013

 Total Automobiles & Components

 $

 2,292,013

 Consumer Durables & Apparel - 2.2%

 Apparel, Accessories & Luxury Goods - 2.2%

 19,915

 Coach, Inc.

 $

 1,119,621

 8,100

 VF Corp.

 948,186

 $

 2,067,807

 Total Consumer Durables & Apparel

 $

 2,067,807

 Retailing - 13.5%

 Apparel Retail - 2.4%

 41,425

 TJX Companies, Inc.

 $

 2,262,634

 Automotive Retail - 2.0%

 29,155

 O'Reilly Automotive, Inc. *

 $

 1,891,576

 Department Stores - 2.3%

 47,955

 Nordstrom, Inc.

 $

 2,180,034

 General Merchandise Stores - 4.8%

 37,395

 Dollar Tree Stores Inc. *

 $

 2,670,751

 36,470

 Target Corp.

 1,884,405

 $

 4,555,156

 Internet Retail - 2.0%

 3,560

 Priceline.com, Inc. *

 $

 1,912,646

 Total Retailing

 $

 12,802,046

 Food & Drug Retailing - 1.8%

 Drug Retail - 1.8%

 49,075

 Walgreen Co.

 $

 1,727,931

 Total Food & Drug Retailing

 $

 1,727,931

 Food Beverage & Tobacco - 2.4%

 Soft Drinks - 2.4%

 35,750

 PepsiCo, Inc.

 $

 2,303,373

 Total Food Beverage & Tobacco

 $

 2,303,373

 Household & Personal Products - 2.2%

 Household Products - 2.2%

 32,830

 Procter & Gamble Co. *

 $

 2,090,614

 Total Household & Personal Products

 $

 2,090,614

 Health Care Equipment & Services - 5.1%

 Health Care Equipment - 2.9%

 31,855

 Baxter International, Inc.

 $

 1,783,243

 2,600

 Intuitive Surgical, Inc. *

 991,510

 $

 2,774,753

 Health Care Services - 2.2%

 43,535

 Express Scripts, Inc. *

 $

 2,043,533

 Total Health Care Equipment & Services

 $

 4,818,286

 Pharmaceuticals & Biotechnology - 9.6%

 Biotechnology - 4.1%

 29,615

 Celgene Corp. *

 $

 1,761,204

 53,825

 Gilead Sciences, Inc. *

 2,146,810

 $

 3,908,014

 Life Sciences Tools & Services - 0.8%

 48,675

 Qiagen NV *

 $

 751,542

 Pharmaceuticals - 4.7%

 35,880

 Abbott Laboratories, Inc.

 $

 1,884,059

 31,200

 Allergan, Inc.

 2,552,472

 $

 4,436,531

 Total Pharmaceuticals & Biotechnology

 $

 9,096,087

 Diversified Financials - 4.9%

 Asset Management & Custody Banks - 1.7%

 18,335

 Affiliated Managers Group, Inc. *

 $

 1,598,079

 Investment Banking & Brokerage - 1.5%

 12,465

 Goldman Sachs Group, Inc.

 $

 1,448,682

 Specialized Finance - 1.7%

 13,850

 Intercontinental Exchange Inc. *

 $

 1,633,608

 Total Diversified Financials

 $

 4,680,369

 Software & Services - 13.8%

 Application Software - 1.1%

 17,945

 Citrix Systems, Inc. *

 $

 1,084,416

 Data Processing & Outsourced Services - 1.9%

 20,250

 Visa, Inc.

 $

 1,779,570

 Internet Software & Services - 2.0%

 3,530

 Google, Inc. *

 $

 1,909,589

 IT Consulting & Other Services - 6.3%

 16,155

 Cognizant Tech Solutions Corp. *

 $

 1,025,035

 28,560

 IBM Corp. *

 4,909,750

 $

 5,934,785

 Systems Software - 2.5%

 84,360

 Oracle Corp.

 $

 2,367,985

 Total Software & Services

 $

 13,076,345

 Technology Hardware & Equipment - 12.4%

 Communications Equipment - 3.3%

 44,805

 Qualcomm, Inc.

 $

 2,305,665

 33,230

 Riverbed Technology, Inc. *

 823,439

 $

 3,129,104

 Computer Hardware - 4.3%

 10,545

 Apple, Inc. *

 $

 4,058,032

 Computer Storage & Peripherals - 4.8%

 134,485

 EMC Corp. *

 $

 3,038,016

 41,225

 NETAPP, Inc. *

 1,550,885

 $

 4,588,901

 Total Technology Hardware & Equipment

 $

 11,776,037

 Semiconductors - 1.4%

 Semiconductors - 1.4%

 36,805

 Altera Corp.

 $

 1,339,334

 Total Semiconductors

 $

 1,339,334

 TOTAL COMMON STOCKS

 (Cost  $74,488,701)

 $

 92,108,911

 TOTAL INVESTMENT IN SECURITIES - 97.4%

 (Cost  $74,488,701) (a)

 $

 92,108,911

 OTHER ASSETS AND LIABILITIES - 2.6%

 $

 2,486,722

 TOTAL NET ASSETS - 100.0%

 $

 94,595,633

 *

 Non-income producing security.

 (a)

 At August 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $75,123,236 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 19,092,949

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (2,107,274)

 Net unrealized gain

 $

 16,985,675

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
92,108,911

$
-

$
-

$
92,108,911

 Total

$
92,108,911

$
-

$
-

$
92,108,911

 Pioneer Oakridge Small Cap Growth Fund

 Schedule of Investments  8/31/11

 Shares

 Value

 COMMON STOCKS - 92.1%

 Energy - 6.1%

 Oil & Gas Exploration & Production - 6.1%

 662,300

 Approach Resources, Inc. * (b)

 $

 12,292,288

 650,000

 Gulfport Energy Corp. *

 18,791,500

 642,500

 Oasis Petroleum, Inc. * (b)

 17,090,500

 1,699,700

 SandRidge Energy, Inc. * (b)

 12,475,798

 $

 60,650,086

 Total Energy

 $

 60,650,086

 Capital Goods - 16.3%

 Aerospace & Defense - 3.5%

 1,227,593

 Keyw Holding Corp. * (b)

 $

 14,534,701

 514,975

 Moog Inc. *

 20,537,203

 $

 35,071,904

 Building Products - 2.0%

 505,966

 A.O. Smith Corp.

 $

 19,879,404

 Construction & Farm Machinery & Heavy Trucks - 1.6%

 349,755

 WABCO Holdings Inc. *

 $

 16,316,071

 Industrial Machinery - 9.2%

 549,930

 Altra Holdings Inc. *

 $

 8,534,914

 59,600

 China Fire & Security Group, Inc. * (b)

 504,812

 52,779

 Clarcor, Inc. *

 2,456,335

 415,000

 Colfax Corp. *

 10,408,200

 377,492

 Idex Corp. (b)

 14,035,153

 483,100

 Kennametal, Inc.

 17,807,066

 466,300

 Robbins & Myers Inc.

 22,405,715

 187,604

 The Middleby Corp. * (b)

 15,114,316

 $

 91,266,511

 Total Capital Goods

 $

 162,533,890

 Commercial Services & Supplies - 2.6%

 Environmental & Facilities Services - 2.6%

 750,995

 Waste Connections, Inc. (b)

 $

 25,976,917

 Total Commercial Services & Supplies

 $

 25,976,917

 Transportation - 0.2%

 Trucking - 0.2%

 130,000

 Roadrunner Transportation Systems, Inc. *

 $

 1,996,800

 Total Transportation

 $

 1,996,800

 Consumer Durables & Apparel - 10.3%

 Apparel, Accessories & Luxury Goods - 3.7%

 359,800

 The Warnaco Group, Inc. *

 $

 19,195,330

 591,745

 True Religion Apparel, Inc. * (b)

 18,048,223

 $

 37,243,553

 Footwear - 6.6%

 308,000

 Deckers Outdoor Corp. * (b)

 $

 27,399,680

 924,470

 Iconix Brand Group, Inc. *

 18,101,123

 557,940

 Wolverine World Wide, Inc. (b)

 20,314,595

 $

 65,815,398

 Total Consumer Durables & Apparel

 $

 103,058,951

 Retailing - 5.1%

 Apparel Retail - 1.8%

 422,900

 Children's Place Retail Stores, Inc. * (b)

 $

 18,150,868

 Distributors - 2.2%

 830,263

 LKQ Corp. *

 $

 21,254,733

 Specialty Stores - 1.1%

 246,800

 Vitamin Shoppe, Inc. *

 $

 10,933,240

 Total Retailing

 $

 50,338,841

 Household & Personal Products - 1.6%

 Household Products - 1.6%

 364,324

 Church & Dwight Co., Inc. (b)

 $

 15,862,667

 Total Household & Personal Products

 $

 15,862,667

 Health Care Equipment & Services - 15.8%

 Health Care Distributors - 1.7%

 231,835

 MWI Veterinary Supply, Inc. *

 $

 17,155,790

 Health Care Equipment - 5.2%

 255,082

 IDEXX Laboratories, Inc. * (b)

 $

 20,350,442

 330,700

 Integra LifeSciences Holdings Corp. *

 13,188,316

 398,200

 Sirona Dental Systems, Inc. *

 18,580,012

 $

 52,118,770

 Health Care Services - 5.4%

 557,243

 Catalyst Health Solutions, Inc. *

 $

 29,935,094

 892,800

 HMS Holdings Corp. * (b)

 23,418,144

 200,000

 Sharps Compliance Corp. * (b)

 842,000

 $

 54,195,238

 Health Care Supplies - 3.5%

 986,500

 Align Technology Inc. * (b)

 $

 18,842,150

 247,305

 Haemonetics Corp. * (b)

 15,459,036

 $

 34,301,186

 Total Health Care Equipment & Services

 $

 157,770,984

 Pharmaceuticals & Biotechnology - 5.9%

 Life Sciences Tools & Services - 3.8%

 257,200

 Covance Inc. * (b)

 $

 12,746,832

 716,204

 Qiagen NV * (b)

 11,058,190

 191,500

 Techne Corp. (b)

 13,878,005

 $

 37,683,027

 Pharmaceuticals - 2.1%

 693,700

 Questcor Pharmaceuticals, Inc. * (b)

 $

 20,845,685

 Total Pharmaceuticals & Biotechnology

 $

 58,528,712

 Banks - 1.6%

 Thrifts & Mortgage Finance - 1.6%

 689,358

 BankUnited, Inc. (b)

 $

 16,165,445

 Total Banks

 $

 16,165,445

 Diversified Financials - 4.4%

 Asset Management & Custody Banks - 1.5%

 166,500

 Affiliated Managers Group, Inc. *

 $

 14,512,140

 Investment Banking & Brokerage - 1.6%

 521,780

 Stiffel Financial Corp. *

 $

 15,695,142

 Specialized Finance - 1.3%

 179,399

 Portfolio Recovery Associates, Inc. * (b)

 $

 13,119,449

 Total Diversified Financials

 $

 43,326,731

 Insurance - 0.9%

 Property & Casualty Insurance - 0.9%

 123,855

 ProAssurance Corp. * (b)

 $

 8,986,919

 Total Insurance

 $

 8,986,919

 Software & Services - 17.8%

 Application Software - 8.4%

 719,750

 Ansys, Inc. * (b)

 $

 38,852,105

 439,500

 Informatica Corp. *

 18,362,310

 462,100

 Solera Holdings, Inc. (b)

 27,102,165

 $

 84,316,580

 Data Processing & Outsourced Services - 2.1%

 495,310

 Wright Express Corp. *

 $

 20,872,363

 Internet Software & Services - 2.3%

 1,429,300

 Dice Holdings, Inc. *

 $

 14,421,637

 390,000

 Vocus, Inc. *

 8,396,700

 $

 22,818,337

 It Consulting & Other Services - 1.0%

 635,000

 Virtusa Corp. *

 $

 10,013,950

 Systems Software - 4.0%

 510,470

 Micros Systems, Inc. *

 $

 24,329,000

 442,924

 Opnet Technologies, Inc.

 15,280,878

 $

 39,609,878

 Total Software & Services

 $

 177,631,108

 Semiconductors - 3.5%

 Semiconductors - 3.5%

 389,442

 Hittite Microwave Corp. *

 $

 21,154,489

 444,700

 Netlogic Microsystems, Inc. * (b)

 13,349,894

 $

 34,504,383

 Total Semiconductors

 $

 34,504,383

 TOTAL COMMON STOCKS

 (Cost  $745,906,586)

 $

 917,332,434

 TEMPORARY CASH INVESTMENTS - 17.7%

 Repurchase Agreements - 7.0%

 23,365,000

 Barclays Capital, Inc., 0.03%, dated 8/31/11, repurchase price of

 $23,365,000 plus accrued interest on 9/1/11 collateralized by

 $23,832,300 Government National Mortgage Association II,

 4.0%, 8/20/41

 $

 23,365,000

 23,365,000

 Deutsche Bank Securities, Inc., 0.05%, dated 8/31/11, repurchase price of

 $23,365,000 plus accrued interest on 9/1/11 collateralized by the following:

 $14,936,290 U.S. Treasury Inflation Index Bonds, 2.125%, 2/15/40

 $1,318,794 U.S. Treasury Strip, 0.0%, 2/15/24

 23,365,000

 23,365,000

 JPMorgan Securities, Inc., 0.06%, dated 8/31/11, repurchase price of

 $23,365,000 plus accrued interest on 9/1/11 collateralized by

 $25,310,266 Federal National Mortgage Association, 4.0-5.5%, 3/1/38-7/1/41

 23,365,000

 Total Repurchase Agreements

 $

 70,095,000

 (Cost  $70,095,000)

 $

 70,095,000

 Principal

  Value

 Amount ($)

 Securities Lending Collateral  - 10.7% (c)

 Certificates of Deposit:

 3,124,379

 Bank of America NA, 0.19%, 9/2/11

 $

 3,124,379

 3,124,379

 Bank of Montreal Chicago, 0.18%, 10/20/11

 3,124,379

 624,876

 Bank of Nova Scotia, 0.26%, 9/29/11

 624,876

 2,499,503

 Bank of Nova Scotia, 0.32%, 6/11/12

 2,499,503

 3,124,379

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 3,124,379

 3,124,057

 DnB NOR Bank ASA NY, 0.22%, 11/14/11

 3,124,057

 1,562,173

 National Australia Bank NY, 0.27%, 10/19/11

 1,562,173

 3,437,246

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 3,437,246

 1,874,627

 Royal Bank of Canada NY, 0.33%, 12/2/11

 1,874,627

 3,124,497

 Skandinav Enskilda Bank NY, 0.33%, 12/6/11

 3,124,497

 3,124,379

 Westpac Banking Corp. NY, 0.33%, 12/6/11

 3,124,379

 $

 28,744,495

 Commercial Paper:

 1,874,497

 ABTPP, 0.10%, 9/26/11

 $

 1,874,497

 1,249,751

 American Honda Finance, 0.30%, 1/11/12

 1,249,751

 1,874,588

 Australia & New Zealand Banking Group, 0.15%, 9/6/11

 1,874,588

 3,124,233

 CHARFD, 0.14%, 9/13/11

 3,124,233

 1,874,576

 CHARFD, 0.14%, 9/8/11

 1,874,576

 1,434,082

 Federal Farm Credit Bank, 0.18%, 8/20/12

 1,434,082

 2,249,535

 General Electric Capital Corp., 0.37%, 4/10/12

 2,249,535

 312,202

 General Electric Capital Corp., 0.42%, 7/27/12

 312,202

 343,831

 General Electric Capital Corp., 0.48%, 11/21/11

 343,831

 1,187,201

 JDCCPP, 0.10%, 9/20/11

 1,187,201

 2,811,941

 JPMorgan Chase & Co., 0.28%, 7/17/12

 2,811,941

 1,561,925

 NABPP, 0.19%, 10/3/11

 1,561,925

 2,810,308

 NESCAP, 0.19%, 12/20/11

 2,810,308

 2,496,976

 NORDNA, 0.28%, 1/9/12

 2,496,976

 2,002,842

 OLDLLC, 0.17%, 10/5/11

 2,002,842

 937,154

 OLDLLC, 0.17%, 10/711

 937,154

 2,498,891

 PGPP, 0.14%, 11/3/11

 2,498,891

 1,562,189

 Royal Bank of Canada NY, 0.30%, 8/17/12

 1,562,189

 1,562,189

 SANCPU, 0.64%, 9/1/11

 1,562,189

 1,874,193

 Sanofi Aventis, 0.17%, 10/20/11

 1,874,193

 1,249,751

 SOCNAM, 0.22%, 9/1/11

 1,249,751

 3,124,379

 Svenska Handelsbanken, 0.29%, 6/29/12

 3,124,379

 1,562,158

 TBLLC, 0.12%, 9/7/11

 1,562,158

 1,675,217

 TBLLC, 0.17%, 10/12/11

 1,675,217

 1,251,351

 TBLLC, 0.18%, 10/5/11

 1,251,351

 3,124,379

 Toyota Motor Credit Corp., 0.33%, 9/8/11

 3,124,379

 1,561,794

 VARFUN, 0.19%, 10/19/11

 1,561,794

 1,249,876

 Wachovia, 0.38%, 10/15/11

 1,249,876

 937,852

 Wachovia, 0.40%, 3/1/12

 937,852

 625,116

 Wells Fargo & Co., 0.34%, 1/24/12

 625,116

 1,249,736

 WMT, 0.08%, 9/7/11

 1,249,736

 $

 53,254,713

 Tri-party Repurchase Agreements:

 2,839,810

 BNP Paribas, Inc., 0.06%, 9/1/11

 $

 2,839,810

 11,872,264

 RBS Securities, Inc., 0.06%, 9/1/11

 11,872,264

 $

 14,712,074

 Shares

 Money Market Mutual Funds:

 4,686,568

 Dreyfus Preferred Money Market Fund

 $

 4,686,568

 4,686,568

 Fidelity Prime Money Market Fund

 4,686,568

 $

 9,373,136

 Total Securities Lending Collateral

 (Cost  $106,084,418)

 $

 106,084,418

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $176,179,418)

 $

 176,179,418

 TOTAL INVESTMENT IN SECURITIES - 109.8%

 (Cost  $922,086,004) (a)

 $

 1,093,511,852

 OTHER ASSETS AND LIABILITIES - (9.8) %

 $

 (97,547,014)

 TOTAL NET ASSETS - 100.0%

 $

 995,964,838

 *

 Non-income producing security.

 (a)

 At August 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $924,611,775 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 174,290,460

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (5,390,383)

 Net unrealized gain

 $

 168,900,077

 (b)

 At August 31, 2011, the following securities were out on loan:

 Shares

 Security

 Value

       137,968

 Align Technology Inc. *

 $

 2,635,189

         47,900

 Ansys, Inc. *

 2,585,642

       443,800

 Approach Resources, Inc. *

 8,236,928

         50,800

 BankUnited, Inc.

 1,191,260

         50,000

 Children's Place Retail Stores, Inc. *

 2,146,000

         58,900

 China Fire & Security Group, Inc. *

 498,883

         49,000

 Church & Dwight Co., Inc.

 2,133,460

       225,100

 Covance Inc. *

 11,155,956

         95,000

 Deckers Outdoor Corp. *

 8,451,200

         11,100

 Haemonetics Corp. *

 693,681

           6,000

 HMS Holdings Corp. *

 157,380

              800

 Idex Corp.

 29,744

       183,000

 IDEXX Laboratories, Inc. *

 14,599,740

       575,100

 Keyw Holding Corp. *

 6,809,184

           4,500

 The Middleby Corp. *

 362,543

           1,400

 Netlogic Microsystems, Inc. *

 42,028

       636,000

 Oasis Petroleum, Inc. *

 16,917,600

         86,000

 Portfolio Recovery Associates, Inc. *

 6,289,180

           1,500

 ProAssurance Corp. *

 108,840

       269,700

 Qiagen NV *

 4,164,168

         43,900

 Questcor Pharmaceuticals, Inc. *

 1,319,195

    1,004,000

 SandRidge Energy, Inc. *

 7,369,360

       147,100

 Sharps Compliance Corp. *

 619,291

         49,800

 Solera Holdings, Inc.

 2,920,770

           2,400

 Techne Corp.

 173,928

         14,600

 True Religion Apparel, Inc. *

 445,300

         49,950

 Waste Connections Inc.

 1,727,771

         12,400

 Wolverine World Wide, Inc.

 451,484

 Total

 $

 104,235,705

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
917,332,434

$
-

$
-

$
917,332,434

 Temporary Cash Investments

-

166,806,282

-

166,806,282

 Money Market Mutual Funds

9,373,136

-

-

9,373,136

 Total

$
926,705,570

$
166,806,282

$
-

$
1,093,511,852

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 28, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer and Chief Financial and Accounting Officer

Date October 28, 2011

* Print the name and title of each signing officer under his or her signature.